DEFERRED INCOME	12 Months Ended
Dec. 31, 2022
DEFERRED INCOME

15. DEFERRED INCOME

At times, the Company may take payment in advance for services to be rendered. These amounts are held and recognized as services are rendered.

	December 31, 2022	December 31, 2021
Deferred income from customers	$58,457	$68,053
Deferred income from government	5,233	5,233
	$63,690	$73,286

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2022

Expressed in Canadian Dollars